Inventories	6 Months Ended
Jun. 30, 2012
Inventories
Inventories

4.             Inventories

Inventories include purchased materials, labor and manufacturing overhead and are stated at the lower of cost (first-in, first-out method) or market. Appropriate consideration is given to deterioration, obsolescence and other factors in evaluating net realizable value.

Inventories, net, consist of the following (in thousands):

	June 30, 2012	December 31, 2011

Raw materials	$87	$91
Work in process	394	392
Finished goods	501	409
Total	$982	$892